PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 1,592	Rp 118
Return on plan assets (excluding amount included in net interest expense)	909	519
Actuarial gain (losses) recognized in OCI	(1,460)	(1,828)
Pension benefit obligations at end of year	2,419	1,592
Funded status	Rp (2,419)	(1,592)
Employee hired before November 1, 1995
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	20 years
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 13,357	10,942
Service costs		9
Net interest income (costs)	1,115	994
Actuarial gain (losses) recognized in OCI	1,460	1,828
Benefits paid	484	416
Pension benefit obligations at end of year	15,448	13,357
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(11,765)	(10,824)
Net interest income (costs)	(979)	(982)
Return on plan assets (excluding amount included in net interest expense)	909	519
Benefits paid	(484)	(416)
Plan administration costs	(140)	(144)
Pension benefit obligations at end of year	Rp (13,029)	Rp (11,765)